Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 129,577	$ 126,313	$ 116,980
Operating cash flows from finance leases	733	415	334
Financing cash flows from finance leases	3,990	2,995	1,551
Operating leases	147,718	18,823	121,750
Finance leases	$ 64,334	$ 4,085	$ 2,096